SHARE CAPITAL (Tables)	3 Months Ended
Mar. 31, 2026
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at March 31, 2026, the Company had the following outstanding and exercisable options:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$62.50	3.58	10,464	10,464
April 30, 2020	April 30, 2030	$62.50	4.07	240	240
April 30, 2020	April 30, 2030	$96.25	4.07	4,400	4,400
November 24, 2020	November 24, 2030	$62.50	4.64	1,280	1,280
February 2, 2021	February 2, 2031	$330.00	4.83	1,200	1,200
April 27, 2021	April 27, 2031	$253.75	5.06	3,640	3,640
September 9, 2021	September 9, 2026	$121.00	0.44	1,034	1,034
November 9, 2023	November 9, 2033	$15.75	7.60	1,200	1,200
				23,458	23,458

SCHEDULE OF STOCK OPTIONS OUTSTANDING

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2024	31,604	$112.05
Forfeited	(3,746)	113.55
Expired	(4,000)	80.00
Outstanding, December 31, 2025	23,858	$116.34
Forfeited	(400)	347.50
Outstanding, March 31, 2026	23,458	$112.39

SCHEDULE OF CHANGES IN RESTRICTED STOCK UNITS

As at March 31, 2026, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2024	188,100
Vested	(216,738)
Issued	450,964
Forfeited	(9,175)
Outstanding, December 31, 2025 and March 31, 2026	413,151

SCHEDULE OF ISSUE DATE FAIR VALUE INPUTS OF WARRANTS

2026 issuances	February issuance
Broker
Volatility	137.94%
Risk free rate	3.45%
Expected life	3 years
Expected dividend yield	0%

2025 issuances	May Issuance	June Issuance	July Issuance
	Broker	Broker	Broker
Volatility	122.15%	125.42%	131.17%
Risk free rate	3.63%	3.85%	3.89%
Expected life	3 years	3 years	3 years
Expected dividend yield	0%	0%	0%

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at December 31, 2024	$2,198,121
Exercised	(4,353,939)
Change in fair value of warrants outstanding	2,648,288
Balance at December 31, 2025	$492,470
Pre-funded warrants issued	20,244,448
Warrants and pre-funded warrants exercised	(19,360,086)
Change in fair value of warrants and pre-funded outstanding	(1,047,731)
Balance at March 31, 2026	$329,101

SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING

Details of liability warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at March 31, 2026	Fair Value at March 31, 2026	Number of Warrants Outstanding at December 31, 2025	Fair Value at December 31, 2025
Derivative Liability
February 26, 2024 (1)	US$	4.4025	60,715	$329,101	61,911	$492,470
February 23, 2026 (2)		$0.00014	-	-	-	-
			60,715	$329,101	61,911	$492,470

1)	The warrants expire February 26, 2029.
2)	These warrants were exercised during the quarter ended March 31, 2026

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of the broker warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	March 31, 2026	December 31, 2025
Risk free interest rate	3.66%	3.55%
Expected volatility	140.00%	139.39%
Expected life	2.91 years	3.16 years
Expected dividend yield	0%	0%

SCHEDULE OF WARRANTS OUTSTANDING

As at March 31, 2026, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
October 30, 2023	October 30, 2026		$23.20	12,800
February 26, 2024	February 26, 2029	US$	4.4025	60,715
May 5, 2025	May 5, 2030		$3.9779	7,500
June 12, 2025	June 12, 2030		$5.0768	1,014,500
July 21, 2025	July 21, 2030		$7.3579	3,495,732
February 23, 2026	February 23, 2029		$11.9744	357,500
				4,948,747